1
The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments (Unaudited)
August 31, 2023
Name of Company
Principal
Amount Value
% of Net
Assets
Corporate Convertible Bond
Gold mining, exploration, development and royalty companies
Canada
i-80 Gold Corp., 8.00%, 2/22/27
(1)
$3,000,000 $ 2,958,600 0.9%
Total corporate convertible bond (Cost $2,944,862) 2,958,600 0.9
Name of Company Shares Value
% of Net
Assets
Common Shares
Australia
Alicanto Minerals, Ltd.
(2)
50,958,971 1,287,736 0.4
Barton Gold Holdings, Ltd.
(2)
9,500,000 1,323,438 0.4
Bellevue Gold, Ltd.
(2)
8,966,667 9,818,818 2.9
Cygnus Metals, Ltd.
(2)
19,300,000 2,501,087 0.7
Emerald Resources NL
(2)
16,000,000 24,570,263 7.2
LCL Resources, Ltd.
(2)
36,750,000 833,426 0.2
Pantoro , Ltd.
(2)
16,000,000 518,360 0.1
Perseus Mining, Ltd. 5,500,000 6,717,622 2.0
Predictive Discovery, Ltd.
(2)
94,183,334 13,120,609 3.9
Prodigy Gold NL
(2)
116,250,000 527,269 0.2
61,218,628 18.0
Canada
Agnico Eagle Mines, Ltd. 165,000 8,004,150 2.4
Alamos Gold, Inc. 1,000,000 12,840,000 3.8
American Pacific Mining Corp. 144A
(2)(3)
3,000,000 543,961 0.2
Angel Wing Metals, Inc.
(2)
9,300,000 757,105 0.2
Atex Resources, Inc.
(2)
2,300,000 1,395,796 0.4
B2Gold Corp. 2,000,000 6,180,000 1.8
Barrick Gold Corp. 650,000 10,536,500 3.1
Calibre Mining Corp.
(2)
11,083,000 12,959,695 3.8
Desert Gold Ventures, Inc.
(2)
14,588,264 323,896 0.1
G Mining Ventures Corp.
(2)
23,265,947 21,523,412 6.3
G2 Goldfields, Inc.
(2)
3,000,000 1,665,186 0.5
GoGold Resources, Inc.
(2)
2,857,140 3,129,490 0.9
HighGold Mining, Inc.
(2)
3,000,000 1,010,213 0.3
Lahontan Gold Corp.
(2)
10,350,000 459,591 0.1
Liberty Gold Corp.
(2)
12,482,000 3,048,446 0.9
Lotus Gold Corp.
(1)(2)
4,900,000 1,813,203 0.5
Marathon Gold Corp.
(2)
6,389,200 3,640,974 1.1
Mawson Gold, Ltd.
(2)
10,600,000 1,490,527 0.4
Monarch Mining Corp.
(2)
7,300,000 135,065 0.0
Newcore Gold, Ltd.
(2)
5,750,000 553,212 0.2
Nighthawk Gold Corp.
(2)
6,148,000 1,660,761 0.5
O3 Mining, Inc.
(2)
2,223,000 2,517,162 0.7
Onyx Gold Corp.
(2)
750,000 360,790 0.1
Orla Mining, Ltd.
(2)
6,200,000 29,550,030 8.7
Osino Resources Corp.
(2)
5,000,000 4,551,510 1.3
Prime Mining Corp.
(2)
7,600,000 8,661,930 2.6
Probe Gold, Inc.
(2)
7,087,500 8,130,273 2.4
Roscan Gold Corp.
(2)
10,886,900 1,208,581 0.4
Skeena Resources, Ltd.
(2)
700,000 3,451,000 1.0
Talisker Resources, Ltd.
(2)
12,500,000 647,573 0.2
TDG Gold Corp.
(2)
9,227,925 1,058,562 0.3

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Thesis Gold, Inc.
(2)
13,437,482 $ 9,149,262 2.7%
Westhaven Gold Corp.
(2)
5,500,000 915,853 0.3
163,873,709 48.2
Cayman Islands
Endeavour Mining PLC 700,000 14,479,722 4.3
South Africa
AngloGold Ashanti, Ltd. ADR 325,000 5,525,000 1.6
Gold Fields, Ltd. ADR 600,000 7,578,000 2.3
13,103,000 3.9
United States
SSR Mining, Inc. 800,000 11,867,835 3.5
Total gold mining, exploration, development and royalty companies (Cost $184,900,216) 264,542,894 77.9
Diversified metals mining, exploration, development and royalty companies
Australia
Auteco Minerals, Ltd.
(2)
89,200,750 1,849,524 0.5
Bellavista Resources ltd
(2)
3,772,832 354,468 0.1
Castile Resources, Ltd.
(2)
15,143,255 588,724 0.2
Delta Lithium, Ltd.
(2)
11,338,600 5,693,805 1.7
Genesis Minerals, Ltd.
(2)
1,166,934 1,209,784 0.4
Geopacific Resources, Ltd.
(2)
28,135,714 309,919 0.1
10,006,224 3.0
Canada
Adventus Mining Corp.
(2)
5,310,000 1,257,549 0.4
Americas Gold & Silver Corp.
(2)
3,896,262 1,651,748 0.5
Arizona Metals Corp.
(2)
2,500,000 5,088,070 1.5
Aya Gold & Silver, Inc.
(2)
2,900,000 17,749,408 5.2
Bunker Hill Mining Corp.
(2)
19,214,957 1,990,893 0.6
Emerita Resources Corp.
(2)
2,750,000 834,443 0.2
Huntsman Exploration, Inc.
(2)
617,500 22,850 0.0
Integra Resources Corp.
(2)
3,937,473 3,500,365 1.1
Max Resource Corp.
(2)
8,200,000 910,302 0.3
Pan Global Resources, Inc.
(2)
6,667,000 1,258,204 0.4
Red Pine Exploration, Inc.
(2)
16,700,000 1,977,501 0.6
Sable Resources, Ltd.
(2)
26,160,000 1,258,437 0.4
San Cristobal Mining, Inc.
(1)(2)
2,583,332 6,200,002 1.8
43,699,772 13.0
United States
Bendito Resources, Inc. 144A
(1)(2)(3)
4,288,000 1,072,000 0.3
Total diversified metals mining, exploration, development and royalty companies
(Cost $83,423,572) 54,777,996 16.3
Silver mining, exploration, development and royalty companies
Canada
Andean Precious Metals Corp.
(2)
2,000,000 932,504 0.3
Discovery Silver Corp.
(2)
7,154,545 4,500,713 1.3
Silver Mountain Resources, Inc.
(2)
10,000,000 962,108 0.3
Schedule of Investments (Unaudited) (continued)
August 31, 2023

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Silver mining, exploration, development and royalty companies (continued)
Canada (continued)
Silver Tiger Metals, Inc.
(2)
14,795,333 $ 2,080,457 0.6%
8,475,782 2.5
South Africa
Sibanye Stillwater, Ltd. ADR 273,043 1,651,910 0.5
Total silver mining, exploration, development and royalty companies (Cost $13,652,663) 10,127,692 3.0
Total common shares (Cost $281,976,451 ) 329,448,582 97.2
Rights
(1)(2)
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Exp. Date 2/22/29) 393,200 97,026 0.0
Total rights (Cost $136,720) 97,026 0.0
Warrants
(1)(2)
Diversified metals mining, exploration, development and royalty companies
Australia
Red Dirt Metals, Ltd. (Exercise Price $0.25, Exp. Date 11/18/24) 2,834,650 991,824 0.3
Canada
Bunker Hill Mining Corp. (Exercise Price $0.37, Exp. Date 4/1/25) 5,000,000 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.60, Exp. Date 2/9/26) 1,250,000 0 0.0
Huntsman Exploration, Inc. (Exercise Price $3.50, Exp. Date 10/19/23) 617,500 0 0.0
Integra Resources Corp. (Exercise Price $1.38, Exp. Date 6/16/24) 1,689,165 12,501 0.0
Red Pine Exploration, Inc. (Exercise Price $0.25, Exp. Date 5/5/24) 8,350,000 0 0.0
Sable Resources, Ltd. (Exercise Price $0.20, Exp. Date 9/10/23) 11,000,000 0 0.0
12,501 0.0
Total diversified metals mining, exploration, development and royalty companies
(Cost $493,811) 1,004,325 0.3
Gold mining, exploration, development and royalty companies
Canada
American Pacific Mining Corp. (Exercise Price $1.40, Exp. Date 12/10/23) 1,500,000 0 0.0
Angel Wing Metals, Inc. (Exercise Price $0.40, Exp. Date 6/16/24) 3,950,000 0 0.0
Angel Wing Metals, Inc. (Exercise Price $0.25, Exp. Date 5/4/25) 700,000 0 0.0
Atex Resources, Inc. (Exercise Price $1.00, Exp. Date 8/31/25) 675,000 34,969 0.0
Desert Gold Ventures, Inc. (Exercise Price $0.25, Exp. Date 12/31/24) 594,132 0 0.0
G Mining Ventures Corp. (Exercise Price $1.90, Exp. Date 9/9/24) 3,500,000 284,932 0.1
Gold Mountain Mining Corp. (Exercise Price $1.75, Exp. Date 4/21/24) 2,200,000 0 0.0
Lahontan Gold Corp. (Exercise Price $0.65, Exp. Date 3/24/24) 2,250,000 0 0.0
Lotus Gold Corp. (Exercise Price $0.75, Exp. Date 8/16/25) 2,200,000 16,282 0.0
Marathon Gold Corp. (Exercise Price $1.35, Exp. Date 9/20/24) 1,675,000 24,793 0.0
Monarch Mining Corp. (Exercise Price $0.95, Exp. Date 4/6/27) 1,700,000 0 0.0
Nighthawk Gold Corp. (Exercise Price $1.05, Exp. Date 5/3/24) 900,000 0 0.0
Prime Mining Corp. (Exercise Price $5.00, Exp. Date 4/27/24) 400,000 0 0.0
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25) 920,000 394,908 0.1
TDG Gold Corp. (Exercise Price $0.75, Exp. Date 12/22/23) 225,000 0 0.0
Thesis Gold, Inc. (Exercise Price $1.69, Exp. Date 9/28/24) 576,923 8,540 0.0
764,424 0.2
Total gold mining, exploration, development and royalty companies (Cost $1,567,893) 764,424 0.2
Silver mining, exploration, development and royalty companies
Canada
Silver Mountain Resources, Inc. (Exercise Price $0.50,
Exp. Date 1/31/24) 5,000,000 0 0.0
Total silver mining, exploration, development and royalty companies (Cost $236,007) 0 0.0
Total warrants (Cost $2,297,711) 1,768,749 0.5
Schedule of Investments (Unaudited) (continued)
August 31, 2023

The notes to financial statements form an integral part of these statements.
Portfolio Statistics (Unaudited)
Portfolio statistics (Unaudited)
August 31, 2023
*Geographic breakdown, which is based on company domiciles, is expressed as a percentage of total net assets including cash.
Warrants
(1)(2) (continued)
Investments, at value (Cost $287,355,744 ) 334,272,957 98.6
Cash, receivables and other assets less other liabilities 4,816,930 1.4
Net assets $ 339,089,887 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
(1) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $13,909,580 or 4.1% of net assets.
(2) Non-income producing security.
(3) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,615,961 or 0.5% of net assets.
Geographic Breakdown*
Australia 21.3%
Canada 6 4.8
Cayman Islands 4. 3
South Africa 4.4
United States 3.8
Other assets less other liabilities 1 . 4
100.0%
Schedule of Investments (Unaudited) (continued)
August 31, 2023

Notes to Financial Statements (Unaudited)
Nine months ended August 31, 2023
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a non-diversified, closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On
November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the
“SEC”) pursuant to an order under Section 7(d) of the 1940 Act.
The Company seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company is managed by Merk Investments
LLC (the “Adviser”).
2. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Pursuant to Rule 2a-5 under the Investment Company Act, the Company’s Board of Directors (the "Board") has designated the Adviser, as defined in Note 4, as the Company’s valuation designee to perform any fair value determinations for securities and other assets held by the Company. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Company’s compliance program and will review any changes made to the procedures.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued at a value other than the last reported sale price or last reported bid price based on significant events that have occurred subsequent to the close of the foreign markets. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). To value its warrants, the Company's valuation designee typically utilizes the Black-Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.
Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by the Board. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and
changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.
B. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on

Notes to Financial Statements (Unaudited) (continued)
Nine months ended August 31, 2023
market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Company’s investments at fair value:
Investment in Securities
(1)
Measurements at August 31, 2023
Level 1 Level 2 Level 3 Total
Corporate Convertible Bond
Gold mining, exploration, development
and royalty companies $ – $ – $ 2,9 58 , 6 00 $ 2,9 58 , 6 00
Common Shares
Gold mining, exploration, development
and royalty companies 26 2 , 729 , 691 – 1,8 13 , 203 26 4 , 542 , 894
Diversified metals mining, exploration,
development and royalty companies 47 , 505 , 994 – 7,272,002 5 4 , 777 , 996
Silver mining, exploration, development
and royalty companies 1 0 , 127 , 692 – – 1 0 , 127 , 692
Rights
Silver mining, exploration, development
and royalty companies – – 97 , 026 97 , 026
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 1 , 004 , 325 1 , 004 , 325
Gold mining, exploration, development
and royalty companies – – 764 , 424 764 , 424
Silver mining, exploration, development
and royalty companies – – – –
Total Investments $ 32 0 , 363 , 377 $ – $ 1 3 , 909 , 580 $ 3 34 , 272 , 957
(1) See schedule of investments for country classifications.
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)

Notes to Financial Statements (Unaudited) (continued)
Nine months ended August 31, 2023
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
* The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
Significant unobservable inputs developed by the valuation designee for Level 3 investments held at August 31, 2023 are as follows:
1
Fair valued corporate convertible bonds are valued based on applying a fixed discount rate to the fixed income portion, which represents the implied interest rate that would have valued the entire corporate convertible bond at the time of issuance.
2
Fair valued common stocks with no public market are valued based on transaction cost or latest round of financing.
3
Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
4
Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.
Corporate
Convertible
Bond
Common
Stock Rights Warrants
Balance November 30, 2022 $ - $ 2,511,245 $ 96 , 088 $ 5 , 939 , 911
Purchases 2,940,000 5,309,217 - 116,05 8
Sales - - - ( 334 , 848 )
Realized loss - - - ( 1, 398 , 836 )
Accretion of discount 4, 86 2 - - -
Net change in unrealized appreciation
(depreciation) 13 , 738 1, 264 , 743 938 (2, 553 , 53 6 )
Balance August 31, 2023 $ 2,9 58 , 6 00 $ 9,0 85 , 205 $ 97,026 $ 1,768,749
Net change in unrealized appreciation
(depreciation) from investments held as of
August 31, 2023* $ 13 , 738 $ 1,2 64 , 743 $ 938 $ (2, 553 , 53 6 )
Asset Categories Fair Value Valuation Technique(s)
Unobservable
Input
Range
(Weighted
Average)
Corporate Convertible
Bond
1
$ 2,9 58 , 600 Implied Interest Rate Discount 13% (1 3%)
Common Shares
2
9,085,205
Transaction C ost /
Latest Round of Financing None None
Rights
3
97 , 026 Market T ransaction Discount 70% (70%)
Warrants
4
1,768 , 749 Black Scholes Method Volatility
20% - 50%
( 39%)
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)